Schedule I - Condensed Parent Only Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized	1,000	1,000	1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	125	125	125
Common stock, shares outstanding	125	125	125
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized		1,000	1,000
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares issued		125	125
Common stock, shares outstanding		125	125